Document and Entity Information	Jan. 27, 2020
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2020
Entity Registrant Name	SERITAGE GROWTH PROPERTIES
Entity Central Index Key	0001628063
Entity Emerging Growth Company	false
Entity File Number	001-37420
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	38-3976287
Entity Address, Address Line One	500 Fifth Avenue
Entity Address, Address Line Two	Suite 1530
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10110
City Area Code	212
Local Phone Number	355-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Class A Common Shares [Member]
Document And Entity Information [Line Items]
Title of each class	Class A common shares of beneficial interest, par value $0.01 per share
Trading Symbols	SRG
Name of each exchange on which registered	NYSE
Series A Cumulative Redeemable Preferred Shares [Member]
Document And Entity Information [Line Items]
Title of each class	7.00% Series A cumulative redeemable preferred shares of beneficial interest, par value $0.01 per share
Trading Symbols	SRG-PA
Name of each exchange on which registered	NYSE